Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries, VIE and VIE's subsidiaries
As of December 31, 2022, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding
Beijing Burning Rock Biotech Co., Ltd. (the “WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development
Burning Rock Dx LLC	August 28, 2019	United States	100%	Cancer therapy selection test
VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding
VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales and sales of reagent kits

Summary of financial information of VIE and VIE's subsidiaries
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Cash and cash equivalents	185,850	376,735	54,621
Restricted cash	—	10,277	1,490
Accounts receivable (net of allowances of RMB38,922 and RMB45,647 (US$6,618) as of December 31, 2021 and 2022, respectively)	92,197	109,948	15,941
Contract assets (net of allowances of RMB14,478 and RMB35,770 (US$5,186) as of December 31, 2021 and 2022, respectively)	42,391	41,757	6,054
Inter-company receivables*	75,560	245,391	35,578
Inventories	119,257	114,340	16,577
Prepayments and other current assets	40,957	19,215	2,787

Total current assets	556,212	917,663	133,048

Property and equipment, net	42,623	59,465	8,621
Intangible assets, net	633	161	23
Other non-current assets	8,346	10,165	1,474
Operating right-of-use assets	51,630	28,805	4,176

Total non-current assets	103,232	98,596	14,294

TOTAL ASSETS	659,444	1,016,259	147,342

Accounts payable	27,102	10,139	1,470
Deferred revenue	133,489	145,117	21,040
Inter-company payables*	897,633	1,601,116	232,140
Accrued liabilities and other current liabilities	89,976	107,240	15,547
Customer deposits	972	1,803	261
Short-term borrowings	2,370	—	—
Current portion of operating lease liabilities	25,692	25,953	3,763

Total current liabilities	1,177,234	1,891,368	274,221

Other non-current liabilities	8,563	1,901	276
Non-current portion of operating lease liabilities	29,669	4,640	673

Total non-current liabilities	38,232	6,541	949

TOTAL LIABILITIES	1,215,466	1,897,909	275,170

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Summary of operations and comprehensive loss statements of VIE and VIE's subsidiaries
The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2020	2021	2022

	RMB	RMB	RMB	US$
Revenues	432,142	526,071	557,667	80,854
Net loss	(244,765)	(508,803)	(605,934)	(87,852)

Summary of cash flow statement of VIE and VIE's subsidiaries
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2020	2021	2022

	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	158,563	(257,506)	(139,381)	(20,208)
Net cash used in investing activities	(9,795)	(11,265)	(37,088)	(5,377)
Net cash (used in) generated from financing activities	(30,880)	304,623	377,630	54,751